1. DESCRIPTION OF BUSINESS (Details Narrative) R$ in Thousands	1 Months Ended			12 Months Ended
	Jul. 31, 2019 BRL (R$)	Apr. 30, 2019 BRL (R$)	Feb. 28, 2018 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$) Numnber MillionsTons	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)	Sep. 30, 2019 BRL (R$)
DescriptionOfBusinessLineItems [Line Items]
Number of operating activities | Numnber					5
Amortization of loans and financing					R$ 138,000
Repayments of borrowings					11,775,093	R$ 5,019,978	R$ 1,528,023
Caixa Economica Federal [Member]
DescriptionOfBusinessLineItems [Line Items]
Repayments of borrowings									R$ 2,500,000
Borrowings, maturity									Maturities from 2016 and 2017 to 2018 through 2022.
Banco do Brasil S.A [Member]
DescriptionOfBusinessLineItems [Line Items]
Repayments of borrowings									R$ 2,200,000
Face amount			R$ 4,980,000
Borrowings, maturity			Maturity dates from 2018 to 2022 for maturities up to 2024.						Maturities from 2016 and 2017 to 2018 through 2022.
Bradesco [Member]
DescriptionOfBusinessLineItems [Line Items]
Repayments of borrowings								R$ 100,000
Borrowings, maturity								Maturities from 2016 to 2019.
Bradesco [Member] | United States of America, Dollars
DescriptionOfBusinessLineItems [Line Items]
Face amount								R$ 66,000
CSN Resources S.A. [Member] | United States of America, Dollars
DescriptionOfBusinessLineItems [Line Items]
Face amount	R$ 175,000	R$ 1,000,000	R$ 350,000
Borrowings, maturity	2023		Maturity date in 2023.
CSN Resources S.A. [Member] | United States of America, Dollars | Due On 2023 [Member]
DescriptionOfBusinessLineItems [Line Items]
Face amount		R$ 400,000
Borrowings, maturity		2023
CSN Resources S.A. [Member] | United States of America, Dollars | Due On 2026 [Member]
DescriptionOfBusinessLineItems [Line Items]
Face amount		R$ 600,000
Borrowings, maturity		2026
CSN Resources S.A. [Member] | United States of America, Dollars | Tender Offer [Member]
DescriptionOfBusinessLineItems [Line Items]
Repayments of borrowings		R$ 1,000,000
Face amount			R$ 350,000
Borrowings, maturity		Maturities scheduled for September 2019 and July 2020, respectively.	Maturities scheduled for 2019 and 2020.
CSN Islands XI Corp [Member] | United States of America, Dollars
DescriptionOfBusinessLineItems [Line Items]
Face amount										R$ 142,000
Events After Reporting Period [Member]
DescriptionOfBusinessLineItems [Line Items]
Amortization of loans and financing				R$ 65,000,000
Mining Property [Member]
DescriptionOfBusinessLineItems [Line Items]
Investments on mining					R$ 250,000
Cement [Member]
DescriptionOfBusinessLineItems [Line Items]
Self-sufficient installed capacity | MillionsTons					4,700,000